Note 3 - Summary of Significant Accounting Policies: Impact of New Accounting Standards (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Impact of New Accounting Standards

Impact of New Accounting Standards

The Company has reviewed all other recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its unaudited condensed consolidated financial statements.